SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Narrative (Details) kr / shares in Units, $ / shares in Units, kr in Millions	1 Months Ended					6 Months Ended
	May 31, 2021 USD ($) shares	May 31, 2021 NOK (kr) kr / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 NOK (kr) kr / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, value, authorized | $			$ 15,000,000			$ 15,000,000		$ 10,000,000
Common stock, shares, authorized (in shares)			300,000,000					200,000,000
Share capital, par value (in dollars per share) | $ / shares			$ 0.05			$ 0.05		$ 0.05
Common stock, additional shares, authorized (in shares)			100,000,000
Common stock, shares, outstanding (in shares)						200,415,621		143,327,697
Number of treasury shares (in shares)						775,000		945,000
Net proceeds from share issuance | $						$ 352,225,000	$ 0
Dividends to shareholders | $						$ 50,100,000	$ 7,200,000
Dividends per share (in dollars per share) | $ / shares						$ 0.25	$ 0.05
Contributed capital surplus
Class of Stock [Line Items]
Reclassified from additional paid in capital | $	$ 350,700,000
2016 Share Option Scheme
Class of Stock [Line Items]
Shares issued for equity incentive plan (in shares)						170,000
Loss on distributed treasury shares | $						$ 400,000
Private Placement
Class of Stock [Line Items]
Net proceeds from share issuance	$ 16,900,000	kr 143.6		$ 338,000,000	kr 2,873.0
Shares issued in transaction (in shares)	2,710,377	2,710,377		54,207,547	54,207,547
Sale of stock, price (NOK per share) | kr / shares		kr 53.00			kr 53.00
Consideration received on sale of stock	$ 16,900,000				kr 335.3
Private Placement | Hemen Holdings Ltd
Class of Stock [Line Items]
Shares issued in transaction (in shares)				27,103,773	27,103,773
Consideration received on sale of stock | $				$ 169,000,000